Run-Off Lines (Tables)	12 Months Ended
Dec. 31, 2011
Gross Reserves For Run-Off Lines

(in millions)	2011	2010
Asbestos and Environmental:
Reinsurance assumed	$62.2	$76.1
Other	13.1	14.1

Total Asbestos and Environmental	75.3	90.2
Risk management	296.1	328.0
PXRE run-off lines	24.5	31.1
Other run-off lines	7.4	7.7

Total Run-off Lines	$403.3	$457.0

Total Gross Reserves For Asbestos Exposure

(in millions)	2011	2010	2009
Direct written
Case reserves	$2.8	$3.2	$23.5
ULAE	2.0	2.5	2.9
IBNR	2.5	5.7	9.6

Total direct written reserves	7.3	11.4	36.0
Assumed domestic
Case reserves	21.7	24.5	28.4
ULAE	3.1	3.8	4.3
IBNR	19.7	25.8	22.1

Total assumed domestic reserves	44.5	54.1	54.8
Assumed London
Case reserves	6.2	7.9	9.8
ULAE	0.7	0.9	1.2
IBNR	4.0	5.0	6.7

Total assumed London reserves	10.9	13.8	17.7

Total asbestos reserves	$62.7	$79.3	$108.5

Net Underwriting Results For Run-Off Lines

(in millions)	2011	2010	2009
Asbestos and Environmental:
Reinsurance assumed	$(6.7)	$(9.5)	$(0.4)
Other	(5.0)	0.0	(6.1)

Total Asbestos and Environmental	(11.7)	(9.5)	(6.5)

Risk management	2.6	(1.8)	(15.6)
PXRE run-off lines	(5.5)	0.7	6.0
Other run-off lines	(2.2)	0.0	0.0

Total Run-off Lines	$(16.8)	$(10.6)	$(16.1)